Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of Allowance for Credit Losses
The allowance for credit losses, which is recorded in accounts receivable and other current assets, changed as follows.

	Quarter		Year-to-Date
($ millions)	2025	2024	2025	2024
Periods ended June 30
Balance, beginning of period	(77)	(69)	(78)	(68)
Credit loss expense	(7)	(8)	(14)	(16)
Credit loss deferral	(12)	(9)	(17)	(20)
Write-offs, net of recoveries	19	17	32	36
Foreign exchange	3	—	3	(1)
Balance, end of period	(74)	(69)	(74)	(69)